Property and Equipment and Investment Properties - Summary of Property and Equipment (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Changes in property, plant and equipment [abstract]
Carrying amount		₩ 5,239,898		₩ 5,433,554
Beginning(PPE)		5,433,554		5,067,377
Acquisition		913,807		881,262
Disposal		(340,435)		(212,960)
Depreciation	[1]	(607,310)		(629,116)
Transfers	[2]	(218,628)		(178,329)
Business combination		557		497,043
Depreciation Recognised In Profit Or Loss		196		123
Others		58,353		8,277
Ending(PPE)		5,239,898	$ 4,419,990	5,433,554
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Beginning(Accumulated impairment losses of PPE)		(6,877)		(8,055)
Impairment				(12)
Reversal				0
Disposal and Others				1,190
Ending(Accumaulated impairment losses of PPE)				(6,877)
Accumulated impairment losses on property and equipment excluding Right-of use assets
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Beginning(Accumulated impairment losses of PPE)		(6,877)		(6,877)
Impairment		0		(12)
Reversal		0		0
Disposal and Others		1,126		12
Ending(Accumaulated impairment losses of PPE)		(5,751)		(6,877)
Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		9,495,076		9,327,847
Beginning(PPE)		9,327,847
Ending(PPE)		9,495,076		9,327,847
Accumulated Impairment losses On Right Of Use Assets In Property And Equipment
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Beginning(Accumulated impairment losses of PPE)		0		(1,178)
Impairment				0
Reversal				0
Disposal and Others				1,178
Ending(Accumaulated impairment losses of PPE)				0
Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(4,249,427)		(3,887,416)
Beginning(PPE)		(3,887,416)
Ending(PPE)		(4,249,427)		(3,887,416)
Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		(5,751)		(6,877)
Beginning(PPE)		(6,877)
Ending(PPE)		(5,751)		(6,877)
Land
Changes in property, plant and equipment [abstract]
Carrying amount		2,548,181		2,610,586
Beginning(PPE)		2,610,586		2,430,794
Acquisition		1,106		6,475
Disposal		(11,399)		(2,578)
Depreciation	[1]	0		0
Transfers	[2]	(81,690)		(116,264)
Business combination		0		295,421
Others		29,578		(3,262)
Ending(PPE)		2,548,181		2,610,586
Land | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		2,548,185		2,611,604
Beginning(PPE)		2,611,604
Ending(PPE)		2,548,185		2,611,604
Land | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Land | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		(4)		(1,018)
Beginning(PPE)		(1,018)
Ending(PPE)		(4)		(1,018)
Buildings
Changes in property, plant and equipment [abstract]
Carrying amount		1,676,657		1,771,582
Beginning(PPE)		1,771,582		1,502,923
Acquisition		2,412		43,592
Disposal				(4,442)
Disposal		6,213
Depreciation	[1]	(69,118)		(61,339)
Transfers	[2]	(79,802)		190,917
Business combination		0		100,984
Others		45,370		(1,053)
Ending(PPE)		1,676,657		1,771,582
Buildings | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		2,534,134		2,607,957
Beginning(PPE)		2,607,957
Ending(PPE)		2,534,134		2,607,957
Buildings | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(851,730)		(830,516)
Beginning(PPE)		(830,516)
Ending(PPE)		(851,730)		(830,516)
Buildings | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		(5,747)		(5,859)
Beginning(PPE)		(5,859)
Ending(PPE)		(5,747)		(5,859)
Leasehold improvements
Changes in property, plant and equipment [abstract]
Carrying amount		88,251		95,827
Beginning(PPE)		95,827		116,124
Acquisition		13,079		13,348
Disposal		(891)		(574)
Depreciation	[1]	(61,294)		(73,394)
Transfers	[2]	40,148		34,596
Business combination		0		5,087
Others		1,382		640
Ending(PPE)		88,251		95,827
Leasehold improvements | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		977,853		929,120
Beginning(PPE)		929,120
Ending(PPE)		977,853		929,120
Leasehold improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(889,602)		(833,293)
Beginning(PPE)		(833,293)
Ending(PPE)		(889,602)		(833,293)
Leasehold improvements | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Equipment and vehicles
Changes in property, plant and equipment [abstract]
Carrying amount		311,183		340,658
Beginning(PPE)		340,658		380,353
Acquisition		153,459		161,515
Disposal		(1,819)		(1,990)
Depreciation	[1]	(187,918)		(221,697)
Transfers	[2]	2,488		3,705
Business combination		537		19,873
Others		3,778		(1,101)
Ending(PPE)		311,183		340,658
Equipment and vehicles | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		2,093,461		2,040,100
Beginning(PPE)		2,040,100
Ending(PPE)		2,093,461		2,040,100
Equipment and vehicles | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(1,782,278)		(1,699,442)
Beginning(PPE)		(1,699,442)
Ending(PPE)		(1,782,278)		(1,699,442)
Equipment and vehicles | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Construction in progress
Changes in property, plant and equipment [abstract]
Carrying amount		39,579		44,190
Beginning(PPE)		44,190		86,303
Acquisition		129,682		229,927
Disposal		(8,435)		0
Depreciation	[1]	0		0
Transfers	[2]	(99,763)		(291,336)
Business combination		0		20,022
Others		(26,095)		(726)
Ending(PPE)		39,579		44,190
Construction in progress | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		39,579		44,190
Beginning(PPE)		44,190
Ending(PPE)		39,579		44,190
Construction in progress | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Construction in progress | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Right-of-use assets In Property and Equipment
Changes in property, plant and equipment [abstract]
Carrying amount		576,047		570,711
Beginning(PPE)		570,711		550,880
Acquisition		614,069		426,405
Disposal		(324,104)		(203,376)
Depreciation	[1]	(288,980)		(272,686)
Transfers	[2]	(9)		53
Business combination		20		55,656
Others		4,340		13,779
Ending(PPE)		576,047		570,711
Right-of-use assets In Property and Equipment | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		1,301,864		1,094,876
Beginning(PPE)		1,094,876
Ending(PPE)		1,301,864		1,094,876
Right-of-use assets In Property and Equipment | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(725,817)		(524,165)
Beginning(PPE)		(524,165)
Ending(PPE)		(725,817)		(524,165)
Right-of-use assets In Property and Equipment | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		₩ 0		₩ 0

[1]	Includes depreciation expenses amounting to ￦ 123 million and ￦ 196 million recorded as other operating expenses and others for the years ended December 31, 2020 and 2021, respectively.
[2]	Includes transfers with investment properties and assets held for sale.